SEGMENT INFORMATION - Reconciliation of Segment Income to Income Before Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of Segment Income to Income Before Income Taxes
Segment income	$ 1,041	$ 766	$ 1,702	$ 1,240
Revenue	3,162	2,833	5,909	5,476
Other cost of sales/amortization	(1,979)	(1,937)	(3,915)	(3,878)
Exploration, evaluation and project expenses not attributable to segments	(97)	(101)	(192)	(172)
General and administrative expenses	(32)	(28)	(60)	(67)
Other income (expense) not attributable to segments	(80)	(18)	(97)	(70)
Impairment charges	(1)	(22)	(18)	(23)
Loss (gain) on currency translation	(5)	12	(17)	(26)
Closed mine rehabilitation	9	13	11	(9)
Income from equity investees	115	58	163	111
Finance costs, net (includes non-segment accretion)	(51)	(44)	(82)	(102)
Gain on non-hedge derivatives	0	1	0	2
Operating segments [member]
Reconciliation of Segment Income to Income Before Income Taxes
Segment income	1,136	828	1,927	1,451
Other items not allocated to segments
Reconciliation of Segment Income to Income Before Income Taxes
Revenue	3	12	(2)	19
Other cost of sales/amortization	(6)	(10)	(21)	(22)
Exploration, evaluation and project expenses not attributable to segments	(85)	(72)	(171)	(122)
General and administrative expenses	(32)	(28)	(60)	(67)
Other income (expense) not attributable to segments	(56)	6	(55)	4
Impairment charges	(1)	(22)	(18)	(23)
Loss (gain) on currency translation	(5)	12	(17)	(26)
Closed mine rehabilitation	9	13	11	(9)
Income from equity investees	115	58	163	111
Finance costs, net (includes non-segment accretion)	(37)	(32)	(55)	(78)
Gain on non-hedge derivatives	$ 0	$ 1	$ 0	$ 2